Consolidated Statements of Cash Flows ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Cash flows from operating activities
Loss for year | ₪		₪ (170)	₪ (107)	₪ (64)
Adjustments:
Depreciation and amortization | ₪		924	898	584
Share-based payments | ₪		20	8	2
Gain on sale of property, plant and equipment, intangible assets and others | ₪			(8)
Net change in fair value of investment property | ₪		7	6
Tax benefit | ₪		(39)	(23)	(6)
Financing expenses, net | ₪		172	144	171
Other expenses | ₪		7	3
Share in losses of equity accounted investees | ₪		14	10
Changes in operating assets and liabilities:
Change in inventory | ₪		(7)	28	(24)
Change in trade receivables (including long-term amounts) | ₪		125	80	166
Change in other receivables (including long-term amounts) | ₪		(50)	(20)	(39)
Change in receivables (including long-term receivables) | ₪			33	18
Change in trade payables, accrued expenses and provisions | ₪		53	(27)	(26)
Change in other liabilities (including long-term amounts) | ₪		(51)	23	11
Payments for derivative hedging contracts, net | ₪		(3)	(10)
Income tax paid | ₪		(9)	(12)	(23)
Income tax received | ₪			10
Net cash from operating activities | ₪		993	1,036	770
Cash flows used in investing activities
Acquisition of property, plant, and equipment | ₪		(296)	(324)	(356)
Acquisition of intangible assets and others | ₪		(203)	(233)	(237)
Acquisition of equity accounted investee | ₪		(3)	(157)
Change in current investments, net | ₪		89	(49)	(56)
Receipts from other derivative contracts, net | ₪		1	9	3
Proceeds from sale of property, plant and equipment, intangible assets and others | ₪			181	1
Interest received | ₪		5	13	14
Acquisition of subsidiary, less cash purchased | ₪		(608)
Net cash used in investing activities | ₪		(1,015)	(560)	(631)
Cash flows used in financing activities
Payments for derivative contracts, net | ₪		(6)	(2)	(15)
Receipt of long-term loans from financial institutions | ₪			150
Payments for long-term loans from financial institutions | ₪		(212)	(212)	(78)
Repayment of debentures | ₪		(417)	(504)	(556)
Proceeds from issuance of debentures, net of issuance costs | ₪		583		997
Repurchase of own debentures | ₪			(10)
Interest paid | ₪		(130)	(151)	(126)
Acquisition of non-controlling interest | ₪				(19)
Equity offering | ₪		5	309	275
Proceeds from exercise of share options | ₪		140	4	59
Payment of principal of lease liabilities | ₪		(228)	(256)
Net cash from (used in) financing activities | ₪		(265)	(672)	537
Changes in cash and cash equivalents | ₪		(287)	(196)	676
Cash and cash equivalents as at the beginning of the year | ₪		1,006	1,202	527
Effects of exchange rate changes on cash and cash equivalents | ₪				(1)
Cash and cash equivalents as at the end of the year | ₪		₪ 719	₪ 1,006	₪ 1,202
Convenience translation into U.S. dollar [Member]
Cash flows from operating activities
Loss for year | $	$ (53)
Adjustments:
Depreciation and amortization | $	287
Share-based payments | $	6
Gain on sale of property, plant and equipment, intangible assets and others | $
Net change in fair value of investment property | $	2
Tax benefit | $	(12)
Financing expenses, net | $	53
Other expenses | $	2
Share in losses of equity accounted investees | $	4
Changes in operating assets and liabilities:
Change in inventory | $	(2)
Change in trade receivables (including long-term amounts) | $	39
Change in other receivables (including long-term amounts) | $	(15)
Change in receivables (including long-term receivables) | $
Change in trade payables, accrued expenses and provisions | $	16
Change in other liabilities (including long-term amounts) | $	(15)
Payments for derivative hedging contracts, net | $	(1)
Income tax paid | $	(3)
Income tax received | $
Net cash from operating activities | $	308
Cash flows used in investing activities
Acquisition of property, plant, and equipment | $	(92)
Acquisition of intangible assets and others | $	(63)
Acquisition of equity accounted investee | $	(1)
Change in current investments, net | $	27
Receipts from other derivative contracts, net | $
Proceeds from sale of property, plant and equipment, intangible assets and others | $
Interest received | $	2
Acquisition of subsidiary, less cash purchased | $	(189)
Net cash used in investing activities | $	(316)
Cash flows used in financing activities
Payments for derivative contracts, net | $	(2)
Receipt of long-term loans from financial institutions | $
Payments for long-term loans from financial institutions | $	(66)
Repayment of debentures | $	(130)
Proceeds from issuance of debentures, net of issuance costs | $	181
Repurchase of own debentures | $
Interest paid | $	(40)
Acquisition of non-controlling interest | $
Equity offering | $	2
Proceeds from exercise of share options | $	44
Payment of principal of lease liabilities | $	(71)
Net cash from (used in) financing activities | $	(82)
Changes in cash and cash equivalents | $	(90)
Cash and cash equivalents as at the beginning of the year | $	314
Effects of exchange rate changes on cash and cash equivalents | $
Cash and cash equivalents as at the end of the year | $	$ 224